REVENUE - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenues	$ 3,681	$ 2,663	$ 7,092	$ 5,346
Canada
Disclosure of geographical areas [line items]
Revenues	1,158	411	2,225	835
U.S.
Disclosure of geographical areas [line items]
Revenues	693	644	1,286	1,384
India
Disclosure of geographical areas [line items]
Revenues	481	420	948	805
U.K.
Disclosure of geographical areas [line items]
Revenues	392	381	799	756
Brazil
Disclosure of geographical areas [line items]
Revenues	401	295	769	568
Colombia
Disclosure of geographical areas [line items]
Revenues	236	211	450	428
Australia
Disclosure of geographical areas [line items]
Revenues	174	148	339	297
New Zealand
Disclosure of geographical areas [line items]
Revenues	29	0	56	0
Peru
Disclosure of geographical areas [line items]
Revenues	29	23	56	46
Chile
Disclosure of geographical areas [line items]
Revenues	0	38	0	77
Other
Disclosure of geographical areas [line items]
Revenues	$ 88	$ 92	$ 164	$ 150